Retirement Plans and Postretirement Medical Benefits (Narrative) (Details) (USD $)	12 Months Ended							12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 UK Plan [Member]	Dec. 31, 2012 UK Plan [Member]	Dec. 31, 2013 Other Postretirement Benefit Plans, Defined Benefit [Member]	Dec. 31, 2012 Other Postretirement Benefit Plans, Defined Benefit [Member]	Dec. 31, 2011 Other Postretirement Benefit Plans, Defined Benefit [Member]	Dec. 31, 2013 United States Pension Plans of US Entity, Defined Benefit [Member]	Dec. 31, 2013 Foreign Pension Plans, Defined Benefit [Member]	Dec. 31, 2013 US Nonpension Plan [Member] Other Postretirement Benefit Plans, Defined Benefit [Member]	Dec. 31, 2012 US Nonpension Plan [Member] Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Cost Recognized	$ 32,000,000	$ 30,000,000
Defined Benefit Plan Historical Health Care Trend Rate	7.00%	7.50%
Defined Benefit Plan, Benefit Obligation					231,153,000	282,857,000	285,828,000			208,000,000	256,000,000
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year								18,000,000	22,000,000
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets			$ 414,000,000	$ 370,000,000
Nominal Rate of Return on Pension Plan								7.00%	7.50%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	7.38%	7.25%
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year	6.50%
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate	5.00%
Percent of All Foreign Plan Assets			74.00%